SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2016
Geographic Areas, Revenues from External Customers [Abstract]
Schedule Of Major Customer Data As Percentage Of Total Revenues
The following tables present total revenues for the years ended December 31, 2014, 2015 and 2016 and long-lived assets as of December 31, 2014, 2015 and 2016:

	Year ended December 31,
	2014	2015	2016
Revenues from sales to unaffiliated customers:

North America	$40,353	$45,934	$40,236
Europe	58,537	48,637	43,457
Africa	55,954	34,642	19,872
Asia-Pacific and Middle East	42,095	31,929	29,743
India	92,066	105,990	80,247
Latin America	82,107	82,303	80,086

	$371,112	$349,435	$293,641

Property and equipment, net, by geographic areas:

Israel		$26,127	$23,162

Others		2,779	4,398

		$28,906	$27,560